Consolidated Statements of Cash Flows - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Loss before tax	€ (26,068,955)	€ (8,027,162)	€ (4,313,914)
Non-cash adjustments to reconcile loss before tax to net cash flows/used in operations :
Share-based payment expense	1,587,736	116,147	100,745
Depreciation expense	7,401	549	0
Net foreign exchange (gain) / loss	1,350,592	(3,693)	2,969
Finance costs	98,678	0	0
Changes in working capital:
Increase in receivables	(358,735)	(184,420)	(47,988)
Increase in other current assets	(493,165)	(24,915)	0
Increase in trade and other payables	329,181	274,481	182,606
Increase in accrued liabilities	2,094,322	1,172,002	156,929
Paid interest	(46,648)	0	0
Net cash flows used in operating activities	(21,499,593)	(6,677,011)	(3,918,653)
Investing activities
Purchase of property, plant and equipment	(42,977)	(13,476)	0
Net cash flows used in investing activities	(42,977)	(13,476)	0
Financing activities
Proceeds from issue of shares	102,514,879	22,467,707	4,508,851
Transaction costs	(1,314,078)	(836,181)	0
Net cash flows provided by financing activities	101,200,801	21,631,526	4,508,851
Net increase in cash and cash equivalents	79,658,231	14,941,039	590,198
Cash and cash equivalents at the beginning of the year	20,326,372	5,385,333	4,795,135
Effect of exchange rate changes	(1,355,732)	0	0
Cash and cash equivalents at the end of the year	€ 98,628,871	€ 20,326,372	€ 5,385,333